FAIR VALUE MEASUREMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Short Term investments
Fair value measurement
Held-to-maturity securities	95,158
Recurring | Quoted price in active markets for identical investments Level 1
Fair value measurement
Total assets measured at fair value		1,553
Recurring | Quoted price in active markets for identical investments Level 1 | Short Term investments
Fair value measurement
Trading securities		1,553
Recurring | Significant other observable inputs Level 2
Fair value measurement
Held-to-maturity securities		8,262
Recurring | Significant other observable inputs Level 2 | Term deposits
Fair value measurement
Cash and cash equivalents	33,040	11,827
Recurring | Significant other observable inputs Level 2 | Term deposits | Short Term investments
Fair value measurement
Held-to-maturity securities	38,311	70,629
Recurring | Significant other observable inputs Level 2 | Fixed-rate debt securities | Short Term investments
Fair value measurement
Held-to-maturity securities		24,085
Recurring | Significant other observable inputs Level 2 | Adjustable-rate debt securities
Fair value measurement
Cash and cash equivalents		4,326
Recurring | Significant other observable inputs Level 2 | Adjustable-rate debt securities | Short Term investments
Fair value measurement
Held-to-maturity securities	56,847	33,490
Recurring | Significant unobservable inputs Level 3
Fair value measurement
Total assets measured at fair value	7,504	6,850
Recurring | Significant unobservable inputs Level 3 | Convertible Preferred Stock | Long term investments
Fair value measurement
Available-for-sale securities	7,504	6,850
Recurring | Fair value
Fair value measurement
Total assets measured at fair value	7,504	8,403
Recurring | Fair value | Short Term investments
Fair value measurement
Trading securities		1,553
Recurring | Fair value | Long term investments
Fair value measurement
Held-to-maturity securities		8,262
Recurring | Fair value | Term deposits
Fair value measurement
Cash and cash equivalents	33,040	11,827
Recurring | Fair value | Term deposits | Short Term investments
Fair value measurement
Held-to-maturity securities	38,311	70,629
Recurring | Fair value | Fixed-rate debt securities | Short Term investments
Fair value measurement
Held-to-maturity securities		24,085
Recurring | Fair value | Convertible Preferred Stock | Long term investments
Fair value measurement
Available-for-sale securities	7,504	6,850
Recurring | Fair value | Adjustable-rate debt securities
Fair value measurement
Cash and cash equivalents		4,326
Recurring | Fair value | Adjustable-rate debt securities | Short Term investments
Fair value measurement
Held-to-maturity securities	56,847	$ 33,490
Income approach valuations | Recurring
Fair value measurement
Discount rate (as a percent )	20.45%
Terminal value growth rate (as a percent)	3.00%